UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-23039

AllianzGI Diversified Income & Convertible Fund
(Exact name of registrant as specified in charter)

1633 Broadway New York, New York		10019
(Address of principal executive offices)		(Zip code)

Scott Whisten — 1633 Broadway New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3367

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2018

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

October 31, 2018 (unaudited)

Principal Amount (000s)		Value*
CONVERTIBLE BONDS & NOTES - 67.7%
Aerospace & Defense - 0.4%
$635	Aerojet Rocketdyne Holdings, Inc., 2.25%, 12/15/23 (g)	$934,573

Apparel & Textiles - 0.2%
930	Iconix Brand Group, Inc., 5.75%, 8/15/23 (g)	428,963

Auto Manufacturers - 1.7%
1,770	Navistar International Corp., 4.75%, 4/15/19 (g)	1,775,225
	Tesla, Inc. (g),
670	0.25%, 3/1/19	713,317
1,185	2.375%, 3/15/22	1,447,230
		3,935,772
Biotechnology - 7.3%
550	Alder Biopharmaceuticals, Inc., 2.50%, 2/1/25 (g)	506,000
770	AMAG Pharmaceuticals, Inc., 3.25%, 6/1/22 (g)	826,891
410	Amicus Therapeutics, Inc., 3.00%, 12/15/23 (a)(b)(g)	806,559
	BioMarin Pharmaceutical, Inc. (g),
2,220	0.599%, 8/1/24	2,310,092
310	1.50%, 10/15/20	366,216
1,700	Exact Sciences Corp., 1.00%, 1/15/25 (g)	1,989,850
	Illumina, Inc.,
2,765	zero coupon, 8/15/23 (a)(b)	2,907,890
690	0.50%, 6/15/21 (g)	932,985
1,285	Intercept Pharmaceuticals, Inc., 3.25%, 7/1/23	1,207,354
1,890	Ligand Pharmaceuticals, Inc., 0.75%, 5/15/23 (a)(b)	1,810,223
480	Medicines Co., 2.75%, 7/15/23	407,288
325	Novavax, Inc., 3.75%, 2/1/23 (g)	197,437
1,185	PTC Therapeutics, Inc., 3.00%, 8/15/22 (g)	1,270,691
980	Retrophin, Inc., 2.50%, 9/15/25	954,111
		16,493,587
Building Materials - 0.4%
1,150	Patrick Industries, Inc., 1.00%, 2/1/23 (a)(b)(g)	972,469

Commercial Services - 1.3%
1,185	Euronet Worldwide, Inc., 1.50%, 10/1/44 (g)	1,815,317
975	Square, Inc., 0.50%, 5/15/23 (a)(b)(g)	1,170,327
		2,985,644
Computers - 2.9%
1,435	Lumentum Holdings, Inc., 0.25%, 3/15/24 (g)	1,635,303
935	Nutanix, Inc., zero coupon, 1/15/23 (a)(b)(g)	1,032,311
1,570	Pure Storage, Inc., 0.125%, 4/15/23 (a)(b)(g)	1,609,208
1,030	Rapid7, Inc., 1.25%, 8/1/23 (a)(b)	1,128,302
945	Vocera Communications, Inc., 1.50%, 5/15/23 (a)(b)	1,151,504
		6,556,628
Diversified Financial Services - 0.4%
405	Encore Capital Europe Finance Ltd., 4.50%, 9/1/23 (g)	346,599
675	PRA Group, Inc., 3.00%, 8/1/20 (g)	637,195
		983,794
Electric Utilities - 0.7%
1,565	NRG Energy, Inc., 2.75%, 6/1/48 (a)(b)(g)	1,632,688

Electrical Equipment - 0.8%
	SunPower Corp. (g),
1,115	0.875%, 6/1/21	897,761
1,035	4.00%, 1/15/23	849,218
		1,746,979
Electronics - 0.7%
440	II-VI, Inc., 0.25%, 9/1/22	453,640
1,245	OSI Systems, Inc., 1.25%, 9/1/22 (g)	1,142,981
		1,596,621

Energy-Alternate Sources - 0.9%
1,875	NextEra Energy Partners L.P., 1.50%, 9/15/20 (a)(b)(g)	1,880,625
3,615	SunEdison, Inc., 3.375%, 6/1/25 (a)(b)(c)(d)(f)	81,337
		1,961,962
Engineering & Construction - 0.2%
410	Dycom Industries, Inc., 0.75%, 9/15/21 (g)	415,050

Entertainment - 1.0%
2,040	Live Nation Entertainment, Inc., 2.50%, 3/15/23 (a)(b)	2,184,128

Equity Real Estate Investment Trusts (REITs) - 0.2%
440	Extra Space Storage L.P., 3.125%, 10/1/35 (a)(b)(g)	475,219

Healthcare-Products - 2.3%
1,890	Insulet Corp., 1.375%, 11/15/24 (a)(b)(g)	2,138,034
1,215	NuVasive, Inc., 2.25%, 3/15/21	1,360,095
1,804	Wright Medical Group, Inc., 1.625%, 6/15/23 (a)(b)	1,834,425
		5,332,554
Healthcare-Services - 1.9%
740	Anthem, Inc., 2.75%, 10/15/42 (g)	2,811,759
1,095	Teladoc Health, Inc., 1.375%, 5/15/25 (a)(b)(g)	1,595,963
		4,407,722
Insurance - 0.7%
1,505	AXA S.A., 7.25%, 5/15/21 (a)(b)(g)	1,547,712

Internet - 7.6%
1,065	Boingo Wireless, Inc., 1.00%, 10/1/23 (a)(b)(g)	1,074,515
1,325	Booking Holdings, Inc., 0.90%, 9/15/21 (g)	1,534,074
455	Etsy, Inc., zero coupon, 3/1/23 (a)(b)(g)	605,150
475	FireEye, Inc., 0.875%, 6/1/24 (a)(b)	501,422
1,015	IAC FinanceCo., Inc., 0.875%, 10/1/22 (a)(b)(g)	1,420,720
815	Okta, Inc., 0.25%, 2/15/23 (a)(b)(g)	1,112,753
2,160	Palo Alto Networks, Inc., 0.75%, 7/1/23 (a)(b)(g)	2,109,182
655	Q2 Holdings, Inc., 0.75%, 2/15/23 (a)(b)(g)	720,256
1,130	RingCentral, Inc., zero coupon, 3/15/23 (a)(b)(g)	1,282,324
1,195	Twilio, Inc., 0.25%, 6/1/23 (a)(b)(g)	1,493,404
2,175	Twitter, Inc., 0.25%, 6/15/24 (a)(b)	2,044,783
1,220	Wix.com Ltd., zero coupon, 7/1/23 (a)(b)	1,209,020
1,305	Zendesk, Inc., 0.25%, 3/15/23 (a)(b)(g)	1,435,629
780	Zillow Group, Inc., 1.50%, 7/1/23	712,920
		17,256,152
Iron/Steel - 0.4%
465	Allegheny Technologies, Inc., 4.75%, 7/1/22 (g)	900,931

Lodging - 0.6%
935	Caesars Entertainment Corp., 5.00%, 10/1/24 (g)	1,337,590

Machinery-Diversified - 0.8%
1,420	Chart Industries, Inc., 1.00%, 11/15/24 (a)(b)(g)	1,835,270

Media - 3.2%
	DISH Network Corp. (g),
1,200	2.375%, 3/15/24	1,011,334
2,430	3.375%, 8/15/26	2,171,083
	Liberty Media Corp.,
1,370	1.00%, 1/30/23	1,481,177
2,675	2.125%, 3/31/48 (a)(b)(g)	2,621,850
		7,285,444
Oil, Gas & Consumable Fuels - 3.1%
710	Chesapeake Energy Corp., 5.50%, 9/15/26	669,264
1,520	Ensco Jersey Finance Ltd., 3.00%, 1/31/24 (g)	1,391,855
2,620	Nabors Industries, Inc., 0.75%, 1/15/24 (g)	1,964,232
1,255	Oasis Petroleum, Inc., 2.625%, 9/15/23 (g)	1,417,539
1,330	Transocean, Inc., 0.50%, 1/30/23 (g)	1,659,561
		7,102,451
Pharmaceuticals - 6.2%
1,160	DexCom, Inc., 0.75%, 5/15/22 (g)	1,680,746
1,820	Herbalife Nutrition Ltd., 2.625%, 3/15/24 (a)(b)(g)	1,928,063

2,400	Horizon Pharma Investment Ltd., 2.50%, 3/15/22 (g)	2,345,863
2,650	Jazz Investments I Ltd., 1.50%, 8/15/24	2,648,598
1,190	Neurocrine Biosciences, Inc., 2.25%, 5/15/24 (g)	1,836,690
905	Sarepta Therapeutics, Inc., 1.50%, 11/15/24 (a)(b)(g)	1,784,399
990	Supernus Pharmaceuticals, Inc., 0.625%, 4/1/23 (a)(b)(g)	1,074,963
960	Teva Pharmaceutical Finance Co. LLC, 0.25%, 2/1/26, Ser. C (g)	880,624
		14,179,946
Pipelines - 0.9%
2,640	Cheniere Energy, Inc., 4.25%, 3/15/45 (g)	2,033,109

Retail - 1.0%
2,530	RH, zero coupon, 6/15/23 (a)(b)(g)	2,232,948

Semiconductors - 5.5%
700	Advanced Micro Devices, Inc., 2.125%, 9/1/26 (g)	1,668,457
1,965	Cree, Inc., 0.875%, 9/1/23 (a)(b)(g)	1,840,920
1,115	Cypress Semiconductor Corp., 2.00%, 2/1/23 (a)(b)(g)	1,061,191
855	Intel Corp., 3.25%, 8/1/39 (g)	1,942,402
3,395	Microchip Technology, Inc., 1.625%, 2/15/27	3,226,231
1,105	Micron Technology, Inc., 3.00%, 11/15/43, Ser. G (g)	1,442,573
1,380	Synaptics, Inc., 0.50%, 6/15/22	1,235,100
		12,416,874
Software - 11.1%
1,365	Akamai Technologies, Inc., 0.125%, 5/1/25 (a)(b)(g)	1,335,141
880	Alteryx, Inc., 0.50%, 6/1/23 (a)(b)	1,196,371
1,700	Atlassian, Inc., 0.625%, 5/1/23 (a)(b)(g)	1,951,700
910	Avaya Holdings Corp., 2.25%, 6/15/23 (a)(b)(g)	809,900
1,230	Citrix Systems, Inc., 0.50%, 4/15/19 (g)	1,745,691
420	Coupa Software, Inc., 0.375%, 1/15/23 (a)(b)(g)	649,950
2,230	DocuSign, Inc., 0.50%, 9/15/23 (a)(b)(g)	2,101,775
	Envestnet, Inc. (g),
205	1.75%, 12/15/19	211,662
1,225	1.75%, 6/1/23 (a)(b)	1,234,953
	Evolent Health, Inc.,
1,360	1.50%, 10/15/25 (a)(b)	1,315,120
535	2.00%, 12/1/21 (g)	623,810
755	Five9, Inc., 0.125%, 5/1/23 (a)(b)(g)	863,428
1,085	Guidewire Software, Inc., 1.25%, 3/15/25 (g)	1,096,415
845	MINDBODY, Inc., 0.375%, 6/1/23 (a)(b)	790,603
590	MongoDB, Inc., 0.75%, 6/15/24 (a)(b)	793,010
1,560	New Relic, Inc., 0.50%, 5/1/23 (a)(b)(g)	1,641,023
965	RealPage, Inc., 1.50%, 11/15/22 (g)	1,334,430
1,435	ServiceNow, Inc., zero coupon, 6/1/22	2,032,368
1,515	Splunk, Inc., 0.50%, 9/15/23 (a)(b)	1,457,521
1,805	Workday, Inc., 0.25%, 10/1/22	2,013,891
		25,198,762
Telecommunications - 1.8%
2,080	GCI Liberty, Inc., 1.75%, 9/30/46 (a)(b)(g)	2,248,771
1,695	Viavi Solutions, Inc., 1.00%, 3/1/24	1,829,266
		4,078,037
Transportation - 1.5%
1,035	Air Transport Services Group, Inc., 1.125%, 10/15/24 (g)	947,158
790	Atlas Air Worldwide Holdings, Inc., 1.875%, 6/1/24 (g)	841,844
985	Echo Global Logistics, Inc., 2.50%, 5/1/20 (g)	977,139
640	Greenbrier Cos., Inc., 2.875%, 2/1/24 (g)	675,754
		3,441,895
Total Convertible Bonds & Notes (cost-$157,925,529)		153,891,474

Shares
COMMON STOCK - 35.0%
Aerospace & Defense - 0.8%
3,900	Boeing Co.	1,383,954
2,600	Raytheon Co. (g)	455,104
		1,839,058
Automobiles - 0.3%
72,600	Ford Motor Co. (g)	693,330

Banks - 1.3%
42,300	Bank of America Corp.	1,163,250
17,000	JPMorgan Chase & Co.	1,853,340
		3,016,590
Beverages - 0.5%
9,000	PepsiCo, Inc.	1,011,420

Biotechnology - 1.8%
13,200	AbbVie, Inc.	1,027,620
1,900	Biogen, Inc. (g)(i)	578,113
15,200	Gilead Sciences, Inc. (g)	1,036,336
9,000	Vertex Pharmaceuticals, Inc. (g)(i)	1,525,140
		4,167,209
Building Products - 0.4%
24,752	Johnson Controls International PLC	791,321
700	Resideo Technologies, Inc. (i)	14,735
		806,056
Chemicals - 0.5%
16,600	Chemours Co.	547,966
11,400	DowDuPont, Inc.	614,688
		1,162,654
Construction & Engineering - 0.3%
15,300	Fluor Corp. (g)	671,058

Diversified Telecommunication Services - 0.1%
32,499	Frontier Communications Corp.	156,320

Electronic Equipment, Instruments & Components - 0.3%
7,000	Amphenol Corp., Class A	626,500

Energy Equipment & Services - 0.4%
9,200	National Oilwell Varco, Inc.	338,560
12,800	Schlumberger Ltd. (g)	656,768
		995,328
Entertainment - 1.7%
3,200	Netflix, Inc. (i)	965,696
8,900	Take-Two Interactive Software, Inc. (g)(i)	1,146,943
15,900	Walt Disney Co.	1,825,797
		3,938,436
Food & Staples Retailing - 1.8%
6,800	Costco Wholesale Corp.	1,554,684
37,600	Kroger Co. (g)	1,118,976
16,700	Walgreens Boots Alliance, Inc. (g)	1,332,159
		4,005,819
Healthcare Equipment & Supplies - 1.5%
1,600	Align Technology, Inc. (g)(i)	353,920
14,600	Baxter International, Inc. (g)	912,646
22,500	Boston Scientific Corp. (g)(i)	813,150
2,600	Intuitive Surgical, Inc. (i)	1,355,068
		3,434,784
Healthcare Providers & Services - 1.5%
3,500	Laboratory Corp. of America Holdings (g)(i)	561,925
9,300	McKesson Corp. (g)	1,160,268
6,600	UnitedHealth Group, Inc.	1,724,910
		3,447,103
Hotels, Restaurants & Leisure - 1.2%
8,100	McDonald’s Corp.	1,432,890
14,900	Starbucks Corp.	868,223
3,700	Wynn Resorts Ltd.	372,220
		2,673,333

Household Durables - 0.3%
21,700	DR Horton, Inc.	780,332

Industrial Conglomerates - 0.6%
3,500	3M Co.	665,910
4,200	Honeywell International, Inc.	608,244
		1,274,154
Insurance - 0.2%
6,100	Progressive Corp.	425,170

Interactive Media & Services - 1.7%
2,200	Alphabet, Inc., Class A (i)	2,399,276
9,900	Facebook, Inc., Class A (g)(i)	1,502,721
		3,901,997
Internet & Direct Marketing Retail - 1.5%
8,500	Alibaba Group Holding Ltd., ADR (i)	1,209,380
1,400	Amazon.com, Inc. (g)(i)	2,237,214
		3,446,594
IT Services - 2.2%
6,000	International Business Machines Corp. (g)	692,580
16,900	PayPal Holdings, Inc. (i)	1,422,811
18,400	Visa, Inc., Class A	2,536,440
4,600	Worldpay, Inc., Class A (g)(i)	422,464
		5,074,295
Machinery - 1.3%
13,300	Caterpillar, Inc.	1,613,556
9,500	Deere & Co.	1,286,680
		2,900,236
Media - 0.5%
31,500	Comcast Corp., Class A	1,201,410
13,574	LiveStyle, Inc. (d)(f)(i)(k)	1
		1,201,411
Multi-Line Retail - 0.7%
19,600	Target Corp. (g)	1,639,148

Oil, Gas & Consumable Fuels - 1.0%
14,900	Occidental Petroleum Corp.	999,343
60,184	Southwestern Energy Co. (i)	321,383
9,500	Valero Energy Corp.	865,355
		2,186,081
Pharmaceuticals - 1.1%
10,000	Allergan PLC	1,580,100
16,200	Bristol-Myers Squibb Co.	818,748
		2,398,848
Road & Rail - 0.7%
10,800	Union Pacific Corp.	1,579,176

Semiconductors & Semiconductor Equipment - 3.1%
6,200	Broadcom, Inc.	1,385,638
23,000	Intel Corp.	1,078,240
25,300	Micron Technology, Inc. (i)	954,316
6,400	NVIDIA Corp.	1,349,312
17,200	QUALCOMM, Inc. (g)	1,081,708
13,500	Texas Instruments, Inc.	1,253,205
		7,102,419
Software - 3.1%
5,700	Adobe, Inc. (g)(i)	1,400,832
2,800	Intuit, Inc.	590,800
24,700	Microsoft Corp.	2,638,207
12,400	Salesforce.com, Inc. (g)(i)	1,701,776
4,500	ServiceNow, Inc. (g)(i)	814,680
		7,146,295

Specialty Retail - 0.7%
9,400	Home Depot, Inc.	1,653,272

Technology Hardware, Storage & Peripherals - 1.7%
12,300	Apple, Inc.	2,691,978
15,600	NetApp, Inc.	1,224,444
		3,916,422
Textiles, Apparel & Luxury Goods - 0.2%
5,300	NIKE, Inc., Class B	397,712

Total Common Stock (cost-$97,535,213)		79,668,560

Principal Amount (000s)
CORPORATE BONDS & NOTES - 29.6%
Aerospace & Defense - 0.9%
$1,000	KLX, Inc., 5.875%, 12/1/22 (a)(b)(g)	1,032,500
1,000	TransDigm, Inc., 6.50%, 5/15/25 (g)	998,750
		2,031,250
Auto Manufacturers - 0.2%
435	Navistar International Corp., 6.625%, 11/1/25 (a)(b)(g)	445,875

Banks - 0.3%
680	Royal Bank of Scotland Group PLC, 5.125%, 5/28/24 (g)	674,007

Building Materials - 0.2%
565	Builders FirstSource, Inc., 5.625%, 9/1/24 (a)(b)(g)	528,981

Chemicals - 1.6%
1,000	Chemours Co., 7.00%, 5/15/25 (g)	1,035,000
305	Kraton Polymers LLC, 7.00%, 4/15/25 (a)(b)(g)	287,462
1,000	Platform Specialty Products Corp., 6.50%, 2/1/22 (a)(b)(g)	1,016,250
85	Trinseo Materials Operating SCA, 5.375%, 9/1/25 (a)(b)(g)	79,263
500	Tronox Finance PLC, 5.75%, 10/1/25 (a)(b)	440,000
720	Tronox, Inc., 6.50%, 4/15/26 (a)(b)(g)	660,600
		3,518,575
Commercial Services - 1.5%
	Cardtronics, Inc. (g),
1,000	5.125%, 8/1/22	965,000
190	5.50%, 5/1/25 (a)(b)	177,650
350	Cenveo Corp., 6.00%, 5/15/24 (cost—$428,789; purchased 12/14/15) (a)(b)(c)(h)	19,250
300	Gartner, Inc., 5.125%, 4/1/25 (a)(b)(g)	298,500
915	RR Donnelley & Sons Co., 6.00%, 4/1/24 (g)	885,262
	United Rentals North America, Inc. (g),
185	4.625%, 10/15/25	171,819
1,000	5.50%, 7/15/25	978,125
		3,495,606
Computers - 0.4%
520	Dell International LLC, 7.125%, 6/15/24 (a)(b)(g)	550,762
500	Harland Clarke Holdings Corp., 9.25%, 3/1/21 (a)(b)(g)	446,875
		997,637
Distribution/Wholesale - 0.5%
495	H&E Equipment Services, Inc., 5.625%, 9/1/25 (g)	472,725
365	KAR Auction Services, Inc., 5.125%, 6/1/25 (a)(b)(g)	346,750
365	Univar USA, Inc., 6.75%, 7/15/23 (a)(b)(g)	375,494
		1,194,969
Diversified Financial Services - 1.9%
1,500	Community Choice Financial Issuer LLC, 9.00%, 9/6/20 (a)(b)(g)	1,501,875
1,500	Community Choice Financial, Inc., 10.75%, 5/1/19 (g)	1,050,000
1,000	International Lease Finance Corp., 8.25%, 12/15/20 (g)	1,085,402
700	Travelport Corporate Finance PLC, 6.00%, 3/15/26 (a)(b)(g)	703,500
		4,340,777

Electric Utilities - 0.8%
1,000	NRG Energy, Inc., 6.25%, 5/1/24 (g)	1,025,880
1,000	Talen Energy Supply LLC, 6.50%, 6/1/25 (g)	750,000
		1,775,880
Electronics - 0.2%
400	Sensata Technologies BV, 5.625%, 11/1/24 (a)(b)(g)	402,000

Engineering & Construction - 0.4%
500	AECOM, 5.875%, 10/15/24 (g)	511,250
435	Tutor Perini Corp., 6.875%, 5/1/25 (a)(b)(g)	436,631
		947,881
Entertainment - 1.2%
885	AMC Entertainment Holdings, Inc., 6.125%, 5/15/27 (g)	817,519
	Cedar Fair L.P. (g),
750	5.375%, 6/1/24	738,750
190	5.375%, 4/15/27	182,162
1,000	Scientific Games International, Inc., 5.00%, 10/15/25 (a)(b)	932,500
		2,670,931
Equity Real Estate Investment Trusts (REITs) - 0.1%
	CyrusOne L.P. (g),
210	5.00%, 3/15/24	210,525
60	5.375%, 3/15/27	59,700
		270,225
Food & Beverage - 0.2%
495	Post Holdings, Inc., 5.75%, 3/1/27 (a)(b)(g)	474,581

Food Service - 0.2%
390	Aramark Services, Inc., 5.00%, 2/1/28 (a)(b)(g)	370,988

Gas Utilities - 0.1%
235	AmeriGas Partners L.P., 5.875%, 8/20/26 (g)	223,250

Healthcare-Products - 0.1%
260	Hill-Rom Holdings, Inc., 5.00%, 2/15/25 (a)(b)(g)	252,200

Healthcare-Services - 1.8%
1,000	Community Health Systems, Inc., 6.875%, 2/1/22 (g)	510,500
800	DaVita, Inc., 5.125%, 7/15/24 (g)	766,000
750	Encompass Health Corp., 5.75%, 11/1/24 (g)	750,937
1,000	HCA, Inc., 7.50%, 2/15/22 (g)	1,087,500
1,000	Tenet Healthcare Corp., 8.125%, 4/1/22 (g)	1,045,000
		4,159,937
Home Builders - 0.6%
365	Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (a)(b)(g)	365,913
1,000	KB Home, 8.00%, 3/15/20 (g)	1,048,750
		1,414,663
Internet - 0.2%
305	Symantec Corp., 5.00%, 4/15/25 (a)(b)(g)	287,702
90	Zayo Group LLC, 5.75%, 1/15/27 (a)(b)(g)	88,443
		376,145
Iron/Steel - 0.2%
	AK Steel Corp. (g),
205	7.00%, 3/15/27	182,450
265	7.50%, 7/15/23	271,294
		453,744
Lodging - 0.9%
1,000	MGM Resorts International, 6.625%, 12/15/21 (g)	1,049,690
1,000	Wynn Las Vegas LLC, 5.50%, 3/1/25 (a)(b)(g)	953,750
		2,003,440
Machinery-Construction & Mining - 0.2%
360	Terex Corp., 5.625%, 2/1/25 (a)(b)(g)	342,900

Machinery-Diversified - 0.1%
250	Tennant Co., 5.625%, 5/1/25 (g)	250,000

Media - 2.2%
1,000	Cablevision Systems Corp., 8.00%, 4/15/20 (g)	1,046,150
	CCO Holdings LLC (g),
125	5.125%, 5/1/27 (a)(b)	117,969
300	5.50%, 5/1/26 (a)(b)	292,875
500	5.75%, 1/15/24	506,250
1,000	Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22, Ser. B (g)	1,020,200
425	CSC Holdings LLC, 6.75%, 11/15/21 (g)	446,101
750	DISH DBS Corp., 5.875%, 7/15/22 (g)	711,562
440	Meredith Corp., 6.875%, 2/1/26 (a)(b)	441,100
500	Nexstar Broadcasting, Inc., 5.875%, 11/15/22 (g)	508,850
		5,091,057
Metal Fabricate/Hardware - 0.1%
270	Park-Ohio Industries, Inc., 6.625%, 4/15/27 (g)	269,325

Mining - 0.8%
305	Alcoa Nederland Holding BV, 6.75%, 9/30/24 (a)(b)(g)	321,775
695	Constellium NV, 6.625%, 3/1/25 (a)(b)(g)	682,838
560	Freeport-McMoRan, Inc., 3.55%, 3/1/22 (g)	531,300
	Hudbay Minerals, Inc. (a)(b)(g),
80	7.25%, 1/15/23	80,000
270	7.625%, 1/15/25	272,025
		1,887,938
Miscellaneous Manufacturing - 0.1%
285	Koppers, Inc., 6.00%, 2/15/25 (a)(b)(g)	274,398

Oil, Gas & Consumable Fuels - 2.9%
250	Callon Petroleum Co., 6.125%, 10/1/24 (g)	245,000
560	Calumet Specialty Products Partners L.P., 6.50%, 4/15/21 (g)	540,400
1,000	Carrizo Oil & Gas, Inc., 6.25%, 4/15/23 (g)	987,500
1,000	Chesapeake Energy Corp., 6.625%, 8/15/20 (g)	1,035,000
1,000	CVR Refining LLC, 6.50%, 11/1/22 (g)	1,011,250
1,000	Ensco PLC, 7.75%, 2/1/26 (g)	936,250
500	Noble Holding International Ltd., 7.75%, 1/15/24 (g)	469,375
1,000	Sanchez Energy Corp., 6.125%, 1/15/23	377,500
	Sunoco L.P. (a)(b)(g),
300	5.50%, 2/15/26	286,500
170	5.875%, 3/15/28	158,950
320	Transocean, Inc., 7.50%, 1/15/26 (a)(b)(g)	315,200
165	Weatherford International Ltd., 8.25%, 6/15/23	127,050
		6,489,975
Pharmaceuticals - 1.1%
1,000	Bausch Health Cos, Inc., 6.125%, 4/15/25 (a)(b)(g)	922,200
615	Endo Finance LLC, 5.375%, 1/15/23 (a)(b)(g)	527,362
1,000	Horizon Pharma, Inc., 6.625%, 5/1/23 (g)	1,012,500
		2,462,062
Pipelines - 0.9%
1,000	Energy Transfer L.P., 5.875%, 1/15/24 (g)	1,052,500
1,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24 (g)	1,060,486
		2,112,986
Real Estate - 0.8%
500	Equinix, Inc., 5.375%, 1/1/22 (g)	510,625
1,000	Kennedy-Wilson, Inc., 5.875%, 4/1/24 (g)	965,000
360	Uniti Group L.P., 8.25%, 10/15/23 (g)	341,100
		1,816,725
Retail - 0.8%
1,000	Conn’s, Inc., 7.25%, 7/15/22 (g)	993,750
300	L Brands, Inc., 6.875%, 11/1/35 (g)	256,500
56	Men’s Wearhouse, Inc., 7.00%, 7/1/22 (g)	57,680
1,000	Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (a)(b)(g)	605,000
		1,912,930
Semiconductors - 0.7%
1,000	Amkor Technology, Inc., 6.375%, 10/1/22 (g)	1,008,750

500	Qorvo, Inc., 7.00%, 12/1/25 (g)	541,250
		1,550,000
Software - 0.9%
800	Camelot Finance S.A., 7.875%, 10/15/24 (a)(b)(g)	794,000
1,000	MSCI, Inc., 5.375%, 5/15/27 (a)(b)	992,500
230	Rackspace Hosting, Inc., 8.625%, 11/15/24 (a)(b)(g)	216,775
		2,003,275
Telecommunications - 3.4%
700	CenturyLink, Inc., 7.50%, 4/1/24, Ser. Y (g)	736,750
800	Cincinnati Bell, Inc., 7.00%, 7/15/24 (a)(b)(g)	724,000
1,000	Consolidated Communications, Inc., 6.50%, 10/1/22 (g)	923,000
700	Frontier Communications Corp., 10.50%, 9/15/22 (g)	586,250
355	GTT Communications, Inc., 7.875%, 12/31/24 (a)(b)(g)	335,475
1,000	Hughes Satellite Systems Corp., 7.625%, 6/15/21 (g)	1,063,000
500	Level 3 Financing, Inc., 5.375%, 5/1/25 (g)	489,375
915	Sprint Communications, Inc., 6.00%, 11/15/22 (g)	925,865
365	Sprint Corp., 7.625%, 3/1/26 (g)	378,916
1,000	T-Mobile USA, Inc., 4.75%, 2/1/28 (g)	927,500
1,080	Windstream Services LLC, 6.375%, 8/1/23 (a)(b)(g)	529,200
		7,619,331
Transportation - 0.1%
150	XPO Logistics, Inc., 6.50%, 6/15/22 (a)(b)(g)	154,313

Total Corporate Bonds & Notes (cost-$71,889,587)		67,260,757

Shares
CONVERTIBLE PREFERRED STOCK - 9.6%
Banks - 2.4%
1,930	Bank of America Corp., 7.25%, Ser. L (e)	2,453,609
2,340	Wells Fargo & Co., 7.50%, Ser. L (e)(g)	2,976,456
		5,430,065
Chemicals - 1.0%
41,540	International Flavors & Fragrances, Inc., 6.00%, 9/15/21	2,375,673

Electric Utilities - 0.9%
34,450	NextEra Energy, Inc., 6.123%, 9/1/19 (g)	1,998,100

Electronics - 0.8%
1,730	Fortive Corp., 5.00%, 7/1/21, Ser. A (g)	1,697,995

Equity Real Estate Investment Trusts (REITs) - 1.2%
2,590	Crown Castle International Corp., 6.875%, 8/1/20, Ser. A (g)	2,708,529

Hand/Machine Tools - 0.4%
10,005	Stanley Black & Decker, Inc., 5.375%, 5/15/20 (g)	918,062

Healthcare-Products - 1.0%
39,780	Becton Dickinson and Co., 6.125%, 5/1/20, Ser. A (g)	2,335,480

Insurance - 0.6%
13,010	Assurant, Inc., 6.50%, 3/15/21, Ser. D (g)	1,386,411

Metal Fabricate/Hardware - 0.3%
10,945	Rexnord Corp., 5.75%, 11/15/19, Ser. A (g)	625,726

Oil, Gas & Consumable Fuels - 0.6%
21,285	Hess Corp., 8.00%, 2/1/19 (g)	1,351,385

Pharmaceuticals - 0.4%
2,310	Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18 (g)	884,152

Total Convertible Preferred Stock (cost-$23,625,895)		21,711,578

PREFERRED STOCK (a)(d)(f)(i)(k)- 0.5%
Media - 0.5%
532	LiveStyle, Inc., Ser. A	72,379
11,500	LiveStyle, Inc., Ser. B	1,150,000
1,250	LiveStyle, Inc., Ser. B	12

Total Preferred Stock (cost-$2,429,842)		1,222,391

Units
WARRANTS (d)(f)(i) - 0.0%
Commercial Services - 0.0%
37,000	Cenveo, Inc., strike price $12.00, expires 6/10/24	1

Media - 0.0%
3,000	LiveStyle, Inc., expires 11/30/21, Ser. C (a)(k)	—

Total Warrants (cost-$10,113)		1

Principal Amount (000s)
Repurchase Agreements - 5.1%
$11,590	State Street Bank and Trust Co., dated 10/31/18, 0.42%, due 11/1/18, proceeds $11,590,135; collateralized by U.S. Treasury Bonds, 6.50%, due 11/15/26, valued at $11,825,059 including accrued interest (cost-$11,590,000)	11,590,000

Total Investments, before options written (cost-$365,006,179)-147.5%		335,344,761

Total Options Written —(0.0)% (premiums received-$104,199) (i)(j)(l)		(54,923)

Total Investments, net of options written (cost-$364,901,980) (m)-147.5%		335,289,838
Other liabilities in excess of other assets-(47.5)%		(107,996,180)
Net Assets-100.0%		$227,293,658

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as necessary. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation may be selected or the Fund’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures adopted by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Fund’s Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

(a)                   Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $97,822,993, representing 43.0% of net assets.

(b)                   144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $96,600,602, representing 42.5% of net assets.

(c)                    In default.

(d)                   Fair-Valued—Securities with an aggregate value of $1,303,730, representing 0.6% of net assets.

(e)                    Perpetual maturity. The date shown, if any, is the next call date.

(f)                     Level 3 security.

(g)                    All or partial amount segregated for the benefit of the counterparty as collateral for options written and long-term and short-term loan financing.

(h)                   Restricted. The cost of such security is $428,789. The value is $19,250, representing less than 0.05% of net assets.

(i)                       Non-income producing.

(j)                      Exchange traded-Chicago Board Options Exchange.

(k)                   A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 0.5% of net assets.

(l)                       Exchange traded option contracts outstanding at October 31, 2018:

Options written contracts outstanding at October 31, 2018:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
3M Co.	230.00 USD	11/16/18	(17)	$(1,700)	$(34)	$(1,601)	$1,567
Adobe, Inc.	275.00 USD	11/16/18	(35)	(3,500)	(2,223)	(3,084)	861
Align Technology, Inc.	390.00 USD	11/16/18	(10)	(1,000)	(75)	(438)	363
Amazon.com, Inc.	2,100.00 USD	11/16/18	(5)	(500)	(257)	(4,860)	4,603
Apple, Inc.	245.00 USD	11/16/18	(60)	(6,000)	(3,090)	(10,513)	7,423
Bank of America Corp.	32.00 USD	11/16/18	(215)	(21,500)	(107)	(2,574)	2,467
Biogen, Inc.	380.00 USD	11/16/18	(6)	(600)	(90)	(282)	192
Boeing Co.	385.00 USD	11/16/18	(25)	(2,500)	(2,338)	(4,493)	2,155
Boston Scientific Corp.	41.00 USD	11/16/18	(30)	(3,000)	(195)	(1,475)	1,280
Broadcom, Inc.	260.00 USD	11/16/18	(30)	(3,000)	(450)	(869)	419
Caterpillar, Inc.	170.00 USD	11/16/18	(80)	(8,000)	(120)	(7,554)	7,434
Costco Wholesale Corp.	245.00 USD	11/16/18	(40)	(4,000)	(1,500)	(1,989)	489
Deere & Co.	170.00 USD	11/16/18	(48)	(4,800)	(192)	(4,696)	4,504
DowDuPont, Inc.	72.50 USD	11/16/18	(55)	(5,500)	(55)	(1,489)	1,434
DR Horton, Inc.	47.00 USD	11/16/18	(45)	(4,500)	(67)	(417)	350

Facebook, Inc.	200.00 USD	12/21/18	(60)	(6,000)	(360)	(2,351)	1,991
Home Depot, Inc.	215.00 USD	11/16/18	(45)	(4,500)	(112)	(2,970)	2,858
JPMorgan Chase & Co.	120.00 USD	11/16/18	(100)	(10,000)	(500)	(4,111)	3,611
Laboratory Corp. of America Holdings	185.00 USD	11/16/18	(8)	(800)	(40)	(181)	141
McDonald’s Corp.	177.50 USD	11/16/18	(50)	(5,000)	(14,075)	(3,117)	(10,958)
NIKE, Inc.	85.00 USD	12/21/18	(27)	(2,700)	(999)	(1,398)	399
NVIDIA Corp.	275.00 USD	11/16/18	(35)	(3,500)	(1,820)	(3,461)	1,641
Occidental Petroleum Corp.	90.00 USD	11/16/18	(90)	(9,000)	(135)	(2,348)	2,213
PepsiCo, Inc.	120.00 USD	12/21/18	(45)	(4,500)	(2,408)	(2,712)	304
Progressive Corp.	75.00 USD	11/16/18	(30)	(3,000)	(525)	(435)	(90)
QUALCOMM, Inc.	77.50 USD	11/16/18	(90)	(9,000)	(450)	(1,286)	836
Raytheon Co.	220.00 USD	11/16/18	(5)	(500)	(16)	(207)	191
Salesforce.com, Inc.	157.50 USD	11/16/18	(60)	(6,000)	(2,100)	(3,254)	1,154
ServiceNow, Inc.	200.00 USD	11/16/18	(25)	(2,500)	(3,000)	(3,590)	590
Starbucks Corp.	65.00 USD	12/21/18	(90)	(9,000)	(2,655)	(2,433)	(222)
Take-Two Interactive Software, Inc.	155.00 USD	11/16/18	(45)	(4,500)	(4,050)	(4,032)	(18)
Target Corp.	87.50 USD	11/16/18	(50)	(5,000)	(3,100)	(1,934)	(1,166)
UnitedHealth Group, Inc.	275.00 USD	11/16/18	(35)	(3,500)	(2,450)	(2,427)	(23)
Valero Energy Corp.	125.00 USD	11/16/18	(30)	(3,000)	(75)	(1,975)	1,900
Vertex Pharmaceuticals, Inc.	190.00 USD	11/16/18	(25)	(2,500)	(750)	(3,783)	3,033
Visa, Inc.	150.00 USD	11/16/18	(100)	(10,000)	(1,500)	(6,374)	4,874
Walt Disney Co.	125.00 USD	11/16/18	(80)	(8,000)	(1,760)	(2,005)	245
Worldpay, Inc.	100.00 USD	11/16/18	(25)	(2,500)	(1,250)	(1,481)	231
Total options written contracts					$(54,923)	$(104,199)	$49,276

(m)               At October 31, 2018, the aggregate cost basis of portfolio securities for federal income tax purposes was $365,941,823. Gross unrealized appreciation was $6,611,124; gross unrealized depreciation was $37,263,109; and net unrealized depreciation was $30,651,985. The difference between book and tax cost was primarily attributable to wash sale loss deferrals and differing treatment of bond premium amortization.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•            Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•            Level 2 — valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•            Level 3 — valuations based on significant unobservable inputs (including the Investment Manager’s or Trust’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the nine months ended October 31, 2018 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common and Preferred Stock and Warrants) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes — Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts — Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at October 31, 2018 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/18
Investments in Securities - Assets
Convertible Bonds & Notes:
Energy-Alternate Sources	—	$1,880,625	$81,337	$1,961,962
All Other	—	151,929,512	—	151,929,512
Common Stock:
Media	$1,201,410	—	1	1,201,411
All Other	78,467,149	—	—	78,467,149
Corporate Bonds & Notes	—	67,260,757	—	67,260,757
Convertible Preferred Stock:
Banks	5,430,065	—	—	5,430,065
Electric Utilities	1,998,100	—	—	1,998,100
Insurance	1,386,411	—	—	1,386,411
Metal Fabricate/Hardware	625,726	—	—	625,726
Oil, Gas & Consumable Fuels	1,351,385	—	—	1,351,385
All Other	—	10,919,891	—	10,919,891
Preferred Stock	—	—	1,222,391	1,222,391
Warrants	—	—	1	1
Repurchase Agreements	—	11,590,000	—	11,590,000
	90,460,246	243,580,785	1,303,730	335,344,761
Investments in Securities - Liabilities
Options Written:
Market Price	(54,923)	—	—	(54,923)
Totals	$90,405,323	$243,580,785	$1,303,730	$335,289,838

At October 31, 2018, security valued at $918,062 was transferred from Level 1 to Level 2. This transfer was the result of a security with an exchange-traded closing price at January 31, 2018, which was not available on October 31, 2018.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended October 31, 2018, was as follows:

	Beginning Balance 1/31/18	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3*	Ending Balance 10/31/18
Investments in Securities - Assets
Convertible Bonds & Notes:
Energy-Alternate Sources	$81,337	$—	$(2,486)†	$—	$—	$2,486	$—	$—	$81,337
Common Stock:
Media	1	—	—	—	—	—	—	—	1
Convertible Preferred Stock:
Equity Real Estate Investment Trusts (REITs)	1,911,225	931,415	(5,457)	—	(55)	(128,599)	—	(2,708,529)	—
Preferred Stock	1,274,413	—	(97,458)	—	27,460	17,976	—	—	1,222,391
Warrants	1,643	—	—	—	—	(1,642)	—	—	1
Totals	$3,268,619	$931,415	$(105,401)	$—	$27,405	$(109,779)	$—	$(2,708,529)	$1,303,730

*       Transferred out of Level 3 and into Level 2. This transfer was a result of a security with an evaluated mean price at October 31, 2018, which was not available at January 31, 2018.

†       Issued or removed via corporate action.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at October 31, 2018:

	Ending Balance at 10/31/18	Valuation Technique Used	Unobservable Inputs	Input Values (Ranges)
Investments in Securities — Assets
Preferred Stock	$72,379	Market and Company Comparables	EV Multiples	0.69x (0.31x - 1.18x)
			Applicable Liquidity Multiple	1.60
			Illiquidity Discount	25%
	$1,150,012	Market and Company Comparables	EV Multiples	0.69x (0.31x - 1.18x)
			Illiquidity Discount	25%

The table above includes Level 3 investments that are valued by brokers or pricing services.  The inputs for these investments are not readily available or cannot be reasonably estimated.

The net change in unrealized appreciation/depreciation of Level 3 investments held at October 31, 2018 was $20,421.

Glossary:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed and attached hereto as Exhibit 99_Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Diversified Income & Convertible Fund

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date: December 18, 2018

By:	/s/ Scott Whisten
Scott Whisten
Treasurer, Principal Financial & Accounting Officer

Date: December 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date: December 18, 2018

By:	/s/ Scott Whisten
Scott Whisten
Treasurer, Principal Financial & Accounting Officer

Date: December 18, 2018